Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	6 Months Ended					12 Months Ended
	Jun. 30, 2025 USD ($)		Jun. 30, 2025 SGD ($)		Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Cash flows from operating activities:
Net income	$ (188)		$ (248)		$ 183	$ 126	$ 172	$ 1,118	$ 663
Adjustments to reconcile net profit (loss) to net cash used in operating activities:
Depreciation and amortization	37		49		40	62	84	31	17
Interest expense	7		10		11	16	22	22	17
Interest on lease liability	1		1		2	2	3
Interest income		[1]		[1]	(5)	(4)	(6)	(3)
Gain on disposal of property and equipment									(27)
Unrealised forex translation	(96)
Change in working capital:
Accounts receivable	(34)		(40)		(118)	1	1	(1)
Deposits, prepayments and other receivables	(114)		(144)		(12)	(63)	(85)	(127)	(5)
Accounts payable and accrued liabilities	94		119		35	57	77	203	436
Income tax payable					(140)	(136)	(186)	53	136
Net cash provided by (used in) operating activities	(293)		(253)		(4)	61	82	1,296	1,237
Cash flows from investing activities:
Proceeds from disposal of property and equipment									415
Deposits, prepayments and other receivables		[1]		[1]	5	4	6	3
Purchase of property and equipment		[1]		[1]	(29)	(24)	(33)	(611)	(19)
Purchase of intangible asset	(23)		(31)		(23)	(43)	(59)
Net cash provided by (used in) investing activities	(23)		(31)		(47)	(63)	(86)	(608)	396
Cash flows from financing activities:
Proceeds of bank borrowings								420
Dividends paid					(300)	(220)	(300)
Amount due from (to) director	568		530		518	827	1,129	(670)	(938)
Payment of transaction cost in connection to the issuance of shares					(456)	(845)	(1,154)
Repayment of bank borrowings	(45)		(57)		(56)	(82)	(112)	(105)	(424)
Interest paid	(7)		(10)		(11)	(16)	(22)	(22)	(17)
Principal payment of lease liabilities	(14)		(18)		(17)	(26)	(35)
Payment of interest on lease liabilities	(1)		(1)		(2)	(2)	(3)
Net cash used in financing activities	501		444		(324)	(364)	(497)	(377)	(1,379)
Effects of exchange rate changes on cash and cash equivalents	(43)
Net change in cash and cash equivalents	142		160		(375)	(366)	(501)	311	254
BEGINNING OF YEAR	230		314		815	596	815	504	250
END OF YEAR	372				440	230			504
END OF YEAR	372		474		440	230	314	815	504
Supplemental Cash Flow Information:
Cash paid for interest	(8)		(11)		(13)	(18)	(25)	(22)	(17)
Cash paid for income tax					(140)	(135)	(185)	(65)
Interest income received					$ 5
Supplemental Disclosure of Non-Cash Financing Activities:
Payment of dividends								(1,236)	(1,449)
Repayment of amount due from director								$ 1,236	$ 1,449

[1]	Below S$1,000/US$1,000